SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996
The Schedules of Investments are integral to and should be read in conjunction with the accompanying Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements.
--------------------------------------------------------------------------------
PENNSYLVANIA MUTUAL FUND
--------------------------------------------------------------------------------
COMMON STOCKS - 94.5%

                                         Shares        Value
                                         ------        -----
CONSUMER PRODUCTS - 13.0%
Allen Organ Company Cl. B..............    58,711   $  2,333,762
Baldwin Piano & Organ Company..........    18,900        212,625
Bassett Furniture Industries,
  Incorporated.........................    73,675      1,805,037
Burnham Corporation Cl. A..............    37,506      1,106,427
Ethan Allen Interiors Inc. ............    79,200      3,049,200
Farmer Bros. Co. ......................    25,350      3,853,200
Flexsteel Industries, Inc. ............    36,600        475,800
Garan Incorporated.....................    77,300      1,497,687
Gibson Greetings, Inc.*................    30,100        590,713
Haggar Corp. ..........................    61,200        971,550
J & J Snack Foods Corp.*...............    50,100        676,350
Johnson Worldwide Associates, Inc. Cl.
  A*...................................    56,470        748,227
Juno Lighting, Inc. ...................   273,200      4,371,200
Justin Industries, Inc. ...............     9,900        113,850
K-Swiss Inc. Cl. A.....................    94,100        929,237
La-Z-Boy Inc. .........................    70,900      2,091,550
`D'Lazare Kaplan International,
  Inc.*................................   124,600      2,133,775
Liberty Homes, Inc. Cl. A..............   114,450      1,530,769
`D'Lifetime Hoan Corporation*..........   273,929      3,218,666
Matthews International Corporation Cl.
  A....................................    16,100        454,825
Midwest Grain Products, Inc.*..........   203,300      3,456,100
National Presto Industries, Inc. ......     9,800        366,275
Oshkosh B'Gosh, Inc. Cl. A.............    84,000      1,281,000
The Rival Company......................    38,200        950,225
`D'Semi-Tech Corp.*....................    83,100        306,431
Skyline Corporation....................   153,800      3,806,550
Sturm, Ruger & Company, Inc. ..........   156,200      3,026,375
Thomaston Mills, Inc. Cl. A............   172,900      1,945,125
Thor Industries, Inc. .................   152,600      3,853,150
The Topps Company, Inc.*...............   484,000      1,936,000
Velcro Industries N.V. ................    65,000      4,062,500
WLR Foods, Inc. .......................    37,900        469,013
Weyco Group, Inc. .....................    38,500      1,549,625
                                                    ------------
                                                      59,172,819
                                                    ------------
CONSUMER SERVICES - 3.3%
Atlantic Southeast Airlines, Inc. .....    82,700      1,809,063
Bowl America Incorporated Cl. A........   102,300        677,737
`D'Jenny Craig, Inc*...................   143,900      1,277,113
Grey Advertising Inc...................    12,259      3,101,527
International Dairy Queen, Inc. Cl.
  A*...................................   118,800      2,376,000

                                         Shares        Value
                                         ------        -----
International Dairy Queen, Inc. Cl.
  B*...................................    83,600   $  1,609,300
The Marcus Corporation.................    45,250        961,562
PCA International, Inc. ...............    68,600      1,114,750
Shoney's, Inc.*........................   301,882      2,113,174
                                                    ------------
                                                      15,040,226
                                                    ------------
FINANCIAL INTERMEDIARIES - 13.9%
Alleghany Corporation*.................    16,975      3,598,700
ALLIED Group, Inc. ....................   126,050      4,112,380
Baker Boyer Bancorp....................    26,020        969,245
Baldwin & Lyons, Inc. Cl. B............    83,978      1,543,096
`D'The Commerce Group, Inc. ...........   171,142      4,321,336
Community Banks, Inc. .................    38,349        997,074
F & M Bancorporation...................    13,800        607,200
Farmers & Merchants Bank of Long
  Beach................................     1,042      1,927,700
The First National Bank of Anchorage...       715      1,147,575
Fremont General Corporation............    74,850      2,320,350
Gryphon Holdings Inc.*.................   189,800      2,680,925
Highlands Insurance Group, Inc.*.......   140,900      2,853,225
Intercargo Corporation.................    59,200        506,900
Keystone Heritage Group, Inc. .........    37,249        856,727
Leucadia National Corporation..........   167,672      4,485,226
MAIC Holdings, Inc.*...................    57,609      1,951,505
National Bancorp of Alaska, Inc. ......    11,671        799,464
Nobel Insurance Limited................    74,400        934,650
Orion Capital Corporation..............    18,806      1,149,517
PXRE Corporation.......................   132,322      3,274,957
Pennsylvania Manufacturers Corporation
  Cl. A................................   297,150      4,680,113
Piper Jaffray Companies Inc. ..........   193,500      3,023,438
`D'RLI Corp. ..........................    27,825        928,659
Reliance Group Holdings, Inc.*.........    19,591         47,214
`D'Trenwick Group Inc. ................    90,300      4,176,375
TriCo Bancshares.......................    16,757        364,465
Wesco Financial Corporation............    19,400      3,627,800
Zenith National Insurance Corp. .......   212,500      5,817,188
                                                    ------------
                                                      63,703,004
                                                    ------------
FINANCIAL SERVICES - 7.8%
E.W. Blanch Holdings, Inc. ............   170,500      3,431,313
Comdisco, Inc. ........................    45,307      1,438,497
Crawford & Company Cl. A...............   175,050      3,785,456
Crawford & Company Cl. B...............    56,400      1,290,150

SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------
PENNSYLVANIA MUTUAL FUND
--------------------------------------------------------------------------------

                                         Shares        Value
                                         ------        -----
FINANCIAL SERVICES - (continued)
Duff & Phelps Credit Rating Co. .......    99,433   $  2,398,821
Eaton Vance Corp. .....................    55,700      2,652,713
Arthur J. Gallagher & Co. .............   153,700      4,764,700
Hilb, Rogal & Hamilton Company.........   178,500      2,365,125
Investors Financial Services
  Corporation..........................    47,834      1,327,393
The John Nuveen Company Cl. A..........    54,800      1,452,200
New England Investment Companies,
  L.P..................................    49,700      1,205,225
Phoenix Duff & Phelps Corporation......   239,900      1,709,288
The Pioneer Group, Inc. ...............   176,100      4,182,375
`D'Willis Corroon Group plc`DD'........   333,900      3,839,850
                                                    ------------
                                                      35,843,106
                                                    ------------
HEALTH - 1.3%
Haemonetics Corporation*...............   248,800      4,696,100
Life Technologies, Inc. ...............    50,100      1,252,500
                                                    ------------
                                                       5,948,600
                                                    ------------
INDUSTRIAL PRODUCTS - 23.8%
Ag-Chem Equipment Co., Inc.*...........   114,600      2,091,450
American Filtrona Corporation..........   126,100      5,343,487
Ameron International Corporation.......     2,800        144,550
Ash Grove Cement Company...............    31,018      1,760,271
BHA Group, Inc. .......................   105,887      1,707,428
Blessings Corporation..................    94,000        875,375
Cascade Corp. .........................   126,000      2,031,750
Central Steel & Wire Company...........     1,874      1,077,550
CLARCOR Inc. ..........................    60,250      1,333,031
ConBraCo Industries, Inc. .............     5,330      2,318,550
Curtiss-Wright Corporation.............    78,800      3,969,550
Delta Woodside Industries, Inc. .......   165,848      1,057,281
Fab Industries, Inc. ..................   147,332      4,051,630
P. H. Glatfelter Company...............   148,000      2,664,000
Gorman-Rupp Company....................    61,912        843,551
C. H. Heist Corp.*.....................    59,400        460,350
International Aluminum Corporation.....   129,700      3,307,350
Kaydon Corporation.....................    97,900      4,613,538
Kimball International, Inc. Cl. B......    68,600      2,838,325
Lancer Corporation*....................    41,325        841,997
Lawter International, Inc. ............    24,920        314,615
LeaRonal, Inc. ........................    38,960        896,080
Lilly Industries, Inc. Cl. A...........   323,112      5,896,794
The Lincoln Electric Company Cl. A.....    98,190      2,970,248
Liqui-Box Corporation..................    51,700      1,680,250
Minuteman International, Inc. .........    62,000        558,000
Paul Mueller Company...................    32,900      1,233,750
Myers Industries, Inc. ................   136,820      2,308,837
Nordson Corporation....................    22,400      1,428,000

                                         Shares        Value
                                         ------        -----
Oil-Dri Corporation of America.........    42,550   $    638,250
Oregon Steel Mills, Inc. ..............   182,900      3,063,575
Oshkosh Truck Corporation Cl. B........   198,500      2,109,062
Penn Engineering and Manufacturing
  Inc. ................................   177,350      3,635,675
Penn Engineering and Manufacturing
  Corp. Cl. A..........................    49,550      1,028,163
Preformed Line Products Company........    73,693      2,892,450
Puerto Rican Cement Company, Inc. .....   123,400      3,856,250
Quaker Chemical Corporation............   107,064      1,753,173
Robroy Industries, Inc. Cl. A..........    73,310      1,374,562
Simpson Manufacturing Co., Inc.*.......   160,700      3,696,100
The Standard Register Company..........   212,510      6,906,575
Synalloy Corporation...................    70,100      1,104,075
Tecumseh Products Company Cl. A........    63,700      3,654,788
Todd Shipyards Corporation*............    96,500        627,250
Unifi, Inc. ...........................    76,500      2,457,562
Versa Technologies, Inc. ..............    95,132      1,236,716
Watts Industries, Inc. Cl. A...........    43,500      1,038,563
Woodward Governor Company..............    36,418      4,807,176
Zero Corporation.......................   105,800      2,116,000
                                                    ------------
                                                     108,613,553
                                                    ------------
INDUSTRIAL SERVICES - 10.8%
ABM Industries Incorporated............    56,500      1,045,250
Aceto Corporation......................    64,094        893,310
Air Express International
  Corporation..........................   136,900      4,415,025
Arnold Industries, Inc. ...............   287,600      4,565,650
Guy F. Atkinson Company of
  California*..........................   131,200      1,377,600
Bowne & Co., Inc. .....................    98,400      2,423,100
Devcon International Corp.*............    31,600        193,550
Devon Group, Inc.*.....................     5,000        137,500
Ennis Business Forms, Inc..............   213,800      2,405,250
FCA International Ltd.*................    41,900         35,768
Frozen Food Express Industries, Inc. ..   321,521      2,893,689
The Harper Group.......................   190,737      4,530,004
Kenan Transport Company................    70,800      1,398,300
Lufkin Industries, Inc. ...............   108,600      2,715,000
Merrill Corporation....................    95,400      2,194,200
New England Business Service, Inc. ....   223,100      4,796,650
Plenum Publishing Corporation..........    94,650      3,312,750
Rykoff-Sexton, Inc. ...................   201,656      3,201,289
Stone & Webster, Inc. .................    29,300        922,950
TBC Corporation*.......................   264,377      1,982,828
Vallen Corporation*....................   194,200      3,228,575
`D'Willbros Group Inc.*................    91,900        896,025
                                                    ------------
                                                      49,564,263
                                                    ------------

SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------
PENNSYLVANIA MUTUAL FUND
--------------------------------------------------------------------------------

                                         Shares        Value
                                         ------        -----
NATURAL RESOURCES - 3.7%
CalMat Co. ............................   237,100   $  4,445,625
Consolidated-Tomoka Land Co. ..........    39,800        661,675
Devon Energy Corporation...............    32,700      1,136,325
FRP Properties, Inc. *.................    85,900      2,190,450
Florida Rock Industries, Inc. .........   166,500      5,452,875
The Newhall Land and Farming Company...   172,600      2,912,625
                                                    ------------
                                                      16,799,575
                                                    ------------
RETAIL - 5.6%
Catherine Stores Corporation*..........    91,900        505,450
Cato Corporation Cl. A.................    73,000        365,000
Charming Shoppes, Inc.*................   229,400      1,161,337
Claire's Stores, Inc. .................    35,800        465,400
The Dress Barn, Inc.*..................   270,800      4,062,000
Family Dollar Stores, Inc. ............   206,700      4,211,513
Mikasa, Inc.*..........................   120,000      1,230,000
Pier 1 Imports, Inc. ..................   160,555      2,829,781
Sotheby's Holdings, Inc. Cl. A.........   183,300      3,413,963
Stanhome Inc. .........................   172,000      4,558,000
The Talbots, Inc. .....................    89,600      2,564,800
                                                    ------------
                                                      25,367,244
                                                    ------------
TECHNOLOGY - 6.4%
BGS Systems, Inc. .....................   128,200      3,509,475
CEM Corporation*.......................    62,300        498,400
DH Technology, Inc.*...................    18,887        453,288
Dallas Semiconductor Corporation.......   108,500      2,495,500
Dionex Corporation*....................    52,838      1,849,330
Electroglas, Inc.*.....................   171,200      2,760,600
Exar Corporation*......................    77,200      1,196,600
Hach Company...........................    49,205        934,895
MacNeal-Schwendler Corporation.........     9,600         75,600

                                         Shares        Value
                                         ------        -----
Marshall Industries*...................   174,100   $  5,331,813
Modern Controls, Inc. .................    46,400        487,200
National Computer Systems, Inc. .......   164,703      4,199,926
`D'Newport Corporation.................   138,900      1,232,737
Richardson Electronics, Ltd. ..........   107,862        889,862
Scitex Corporation Limited.............   248,900      2,364,550
Woodhead Industries, Inc. .............    53,150        730,812
                                                    ------------
                                                      29,010,588
                                                    ------------
UTILITIES - 0.5%
Southern Union Company*................    83,830      1,844,258
Southwest Water Company................    36,600        507,825
                                                    ------------
                                                       2,352,083
                                                    ------------
MISCELLANEOUS - 4.4%                                  20,203,616
                                                    ------------
Total Common Stocks
  (Cost $284,507,429)..................              431,618,677
                                                    ------------
PREFERRED STOCK - 0.1%
Bird Corp. $1.85 Conv. (Cost
  $437,457)............................    28,600        450,450
                                                    ------------
REPURCHASE AGREEMENT - 3.9%
State Street Bank and Trust Company, 4.90% dated
  12/31/96, due 1/02/97, maturity value
  $17,904,872 (collateralized by U.S. Treasury
  Notes, 5.75% due 12/31/98, valued at
  $18,260,002)
  (Cost $17,900,000).............................     17,900,000
                                                    ------------

TOTAL INVESTMENTS - 98.5% (COST $302,844,886)....
                                                     449,969,127

CASH AND OTHER ASSETS LESS LIABILITIES - 1.5%....
                                                       6,898,823
                                                    ------------

NET ASSETS - 100.0%..............................   $456,867,950
                                                    ------------
                                                    ------------

 * Non-income producing.

`D' A portion of these securities are on loan at December 31, 1996. Total market value of all securities on loan is $7,642,774, for which the Fund received $8,139,308 as collateral.

`DD' American Depository Receipt.

INCOME TAX INFORMATION - The cost of total investments for federal income tax purposes was $304,321,453. At December 31, 1996, net unrealized appreciation for all securities amounted to $145,647,674, consisting of aggregate gross unrealized appreciation of $155,224,500 and aggregate gross unrealized depreciation of $9,576,826. The Fund designates $97,858,831 as a capital gain dividend for the purpose of the dividend paid deduction.

SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

PMF II
--------------------------------------------------------------------------------
COMMON STOCKS - 89.4%

                                           Shares        Value
                                           ------        -----
CONSUMER PRODUCTS - 11.9%
Bassett Furniture Industries,
  Incorporated...........................    16,000   $    392,000
Garan Incorporated.......................    10,000        193,750
Gibson Greetings, Inc.*..................     2,800         54,950
Johnson Worldwide Associates,
  Inc. Cl. A*............................    19,150        253,738
Juno Lighting, Inc. .....................    22,000        352,000
La-Z-Boy Inc. ...........................     6,000        177,063
Mackie Designs, Inc. *...................    27,100        176,150
Skyline Corporation......................    10,000        247,500
Thor Industries, Inc. ...................    10,900        275,225
                                                      ------------
                                                         2,122,376
                                                      ------------

CONSUMER SERVICES - 6.3%
Buffets, Inc.*...........................    48,900        446,213
Jenny Craig, Inc.*.......................    13,000        114,232
PCA International, Inc. .................    18,200        295,750
Shoney's, Inc.*..........................    37,500        262,662
                                                      ------------
                                                         1,118,857
                                                      ------------

FINANCIAL INTERMEDIARIES - 9.7%
The Commerce Group, Inc. ................    13,400        338,350
Leucadia National Corporation............     6,300        168,525
PXRE Corporation.........................    15,000        371,250
Trenwick Group Inc. .....................     9,400        434,750
Zenith National Insurance Corp. .........    15,100        413,363
                                                      ------------
                                                         1,726,238
                                                      ------------

FINANCIAL SERVICES - 9.8%
E.W. Blanch Holdings, Inc. ..............     9,700        195,213
Duff & Phelps Credit Rating Co. .........    10,000        241,250
Arthur J. Gallagher & Co. ...............    12,100        375,100
Phoenix Duff & Phelps Corporation........    35,000        251,475
The Pioneer Group, Inc. .................    13,100        311,125
Willis Corroon Group plc`DD'.............    33,400        384,100
                                                      ------------
                                                         1,758,263
                                                      ------------

HEALTH - 1.6%
Haemonetics Corporation*.................    15,200        286,900
                                                      ------------
INDUSTRIAL PRODUCTS - 12.8%
American Filtrona Corporation............     3,500        148,313
Blessings Corporation....................    19,000        176,937
Curtiss-Wright Corporation...............     6,200        312,325
Fab Industries, Inc. ....................    15,400        423,500
P. H. Glatfelter Company.................    10,000        180,322

                                           Shares        Value
                                           ------        -----
Hawkins Chemical, Inc. ..................    11,000   $     78,375
Kaydon Corporation.......................     5,900        278,037
Penn Engineering and Manufacturing
  Inc. ..................................     8,800        180,400
Puerto Rican Cement Company, Inc. .......     8,000        250,000
Unifi, Inc. .............................     8,000        257,000
                                                      ------------
                                                         2,285,209
                                                      ------------
INDUSTRIAL SERVICES - 15.3%
Arnold Industries, Inc. .................    30,000        476,250
Bowne & Co., Inc. .......................    11,000        270,875
DIMON Incorporated.......................    10,000        231,250
Ennis Business Forms, Inc. ..............     7,000         78,750
Frozen Food Express Industries, Inc. ....    20,200        181,800
Rush Enterprises, Inc.*..................    35,000        420,000
Rykoff-Sexton, Inc. .....................    13,000        206,375
Sevenson Environmental Services Inc. ....    20,100        366,825
Standard Commercial Corporation*.........    25,010        506,452
                                                      ------------
                                                         2,738,577
                                                      ------------
NATURAL RESOURCES - 5.1%
CalMat Co. ..............................    18,300        343,125
Florida Rock Industries, Inc. ...........    12,000        393,000
The Newhall Land and Farming Company.....    10,000        168,668
                                                      ------------
                                                           904,793
                                                      ------------
RETAIL - 9.9%
Catherines Stores Corporation*...........    28,400        156,200
Charming Shoppes, Inc.*..................    38,500        194,906
Chico's FAS, Inc.*.......................    62,500        265,625
Claire's Stores, Inc. ...................    25,000        325,000
Lechters, Inc.*..........................     3,400         17,212
Stanhome Inc. ...........................    17,800        471,700
The Talbots, Inc. .......................    12,000        343,500
                                                      ------------
                                                         1,774,143
                                                      ------------
TECHNOLOGY - 7.0%
BGS Systems, Inc. .......................    10,700        292,912
Dallas Semiconductor Corporation.........     7,600        175,031
ILC Technology, Inc.*....................    27,500        357,500
Marshall Industries*.....................     3,900        119,223
National Computer Systems, Inc. .........    12,000        306,000
                                                      ------------
                                                         1,250,666
                                                      ------------
Total Common Stocks
  (Cost $15,494,520).....................               15,966,022
                                                      ------------

SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------
PMF II
--------------------------------------------------------------------------------

                                                         Value
                                                         -----
REPURCHASE AGREEMENT - 22.4%
State Street Bank and Trust Company, 4.90% dated
  12/31/96, due 1/02/97, maturity value $4,001,089
  (collateralized by U.S. Treasury Notes, 6.00% due
  5/31/98, valued at $ 4,080,835)
  (Cost $4,000,000)................................   $  4,000,000
                                                      ------------

                                                         Value
                                                         -----
TOTAL INVESTMENTS - 111.8%
  (COST $19,494,520)...............................   $ 19,966,022

LIABILITIES LESS CASH AND OTHER ASSETS - (11.8)%...
                                                       (2,108,841)
                                                      ------------

NET ASSETS - 100.0%................................   $ 17,857,181
                                                      ------------
                                                      ------------

 * Non-income producing.

 `DD' American Depository Receipt.

INCOME TAX INFORMATION - The cost of total investments for federal income tax purposes was $19,497,392. At December 31, 1996, net unrealized appreciation for all securities amounted to $468,630, consisting of aggregate gross unrealized appreciation of $605,334 and aggregate gross unrealized depreciation of $136,704.
--------------------------------------------------------------------------------
ROYCE VALUE FUND
--------------------------------------------------------------------------------
COMMON STOCKS - 93.0%

                                           Shares        Value
                                           ------        -----
CONSUMER PRODUCTS - 13.4%
Allen Organ Company Cl. B................    16,500   $    655,875
Baldwin Piano & Organ Company*...........    11,800        132,750
Bassett Furniture Industries,
  Incorporated...........................    19,800        485,100
Burnham Corporation Cl. A................     6,370        187,915
Burnham Corporation Cl. B................     4,040        119,180
Ethan Allen Interiors Inc. ..............    25,100        966,350
Farmer Bros. Co. ........................     6,325        961,400
Garan Incorporated.......................    26,700        517,312
Genesee Corporation Cl. B................     5,300        223,925
Gibson Greetings, Inc.*..................     9,500        186,437
Guilford Mills, Inc. ....................    15,350        408,694
Haggar Corp. ............................    18,600        295,275
J & J Snack Foods Corp.*.................     3,000         40,500
Johnson Worldwide Associates, Inc. Cl.
  A*.....................................    26,900        356,425
Juno Lighting, Inc. .....................    66,300      1,060,800
K-Swiss Inc. Cl. A.......................    12,600        124,425
La-Z-Boy Inc. ...........................    23,600        696,200
Lady Baltimore Foods, Inc. ..............     1,700         83,725
Lazare Kaplan International, Inc. *......    38,300        655,887
Liberty Homes, Inc. Cl. A................    25,900        346,412
Liberty Homes, Inc. Cl. B................    21,950        289,466
Lifetime Hoan Corporation*...............    41,162        483,653
Matthews International Corporation Cl.
  A......................................     2,800         79,100
Midwest Grain Products, Inc.*............    71,822      1,220,974
National Presto Industries, Inc. ........    24,700        923,162
Oshkosh B'Gosh, Inc. Cl. A...............    15,200        231,800
The Rival Company........................    40,800      1,014,900
Russ Berrie and Company, Inc. ...........    11,500        207,000

                                           Shares        Value
                                           ------        -----
Seaboard Corporation.....................     1,850   $    492,100
Skyline Corporation......................    29,000        717,750
The L. S. Starrett Company Cl. A.........     8,400        238,350
The Stride Rite Corporation..............    32,700        327,000
Sturm, Ruger & Company, Inc. ............    51,000        988,125
Thomaston Mills, Inc. Cl. A..............    22,500        253,125
Thor Industries, Inc. ...................    48,800      1,232,200
Thorn Apple Valley, Inc.*................    25,900        343,175
The Topps Company, Inc.*.................    94,900        379,600
Velcro Industries N.V. ..................    16,400      1,025,000
WLR Foods, Inc. .........................    26,450        327,319
Weyco Group, Inc. .......................     7,200        289,800
                                                      ------------
                                                        19,568,186
                                                      ------------
CONSUMER SERVICES - 2.9%
Atlantic Southeast Airlines, Inc. .......    38,600        844,375
Bob Evans Farms, Inc. ...................     3,200         43,200
Bowl America Incorporated Cl. A..........    19,200        127,200
Jenny Craig, Inc. *......................    41,200        365,650
Grey Advertising Inc. ...................     4,272      1,080,816
IHOP Corp. *.............................     5,200        122,850
International Dairy Queen, Inc. Cl. A*...    37,600        752,000
PCA International, Inc. .................    22,000        357,500
Earl Scheib, Inc. *......................    12,000         84,000
Shoney's, Inc. *.........................    34,700        242,900
True North Communications Inc. ..........     8,300        181,562
                                                      ------------
                                                         4,202,053
                                                      ------------
FINANCIAL INTERMEDIARIES - 12.7%
Alleghany Corporation*...................     7,931      1,681,372
ALLIED Group, Inc. ......................    39,925      1,302,553
Argonaut Group, Inc. ....................    18,100        556,575

SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------
ROYCE VALUE FUND
--------------------------------------------------------------------------------

                                           Shares        Value
                                           ------        -----
FINANCIAL INTERMEDIARIES - (continued)
Baker Boyer Bancorp......................     5,280   $    196,680
Baldwin & Lyons, Inc. Cl. A..............    16,800        298,200
Baldwin & Lyons, Inc. Cl. B..............    41,700        766,237
Bar Harbor Bankshares....................     5,700        206,625
W. R. Berkley Corp. .....................    12,750        647,062
CU Bancorp...............................    10,172        118,250
The Commerce Group, Inc. ................    29,900        754,975
Community Banks, Inc. ...................    10,890        283,140
Dauphin Deposit Corp. ...................     5,670        187,110
Equitable of Iowa Companies..............     5,700        261,487
Exchange Bank............................     1,580        102,305
Farmers & Merchants Bank of Long Beach...       264        488,400
The First National Bank of Anchorage.....       120        192,600
Fremont General Corporation..............    31,920        989,520
Gryphon Holdings Inc. *..................    30,000        423,750
Hanmi Bank...............................    20,737        243,660
Intercargo Corporation...................     9,500         81,344
Leucadia National Corporation............    40,356      1,079,523
MAIC Holdings, Inc. *....................    15,704        531,973
NYMAGIC, INC. ...........................    19,400        349,200
National Bancorp of Alaska, Inc. ........     7,594        520,189
ONBANCorp, Inc. .........................     6,311        234,296
Orion Capital Corporation................    16,587      1,013,880
Pennsylvania Manufacturers Corporation
  Cl. A..................................    15,700        247,275
Piper Jaffray Companies Inc. ............    33,600        525,000
Reliance Group Holdings, Inc. ...........     8,251         19,885
Student Loan Corporation.................    12,600        469,350
Transatlantic Holdings, Inc. ............     4,200        338,100
Trenwick Group Inc. .....................    23,200      1,073,000
Webster Financial Corporation............     9,460        347,655
Wesco Financial Corporation..............     5,900      1,103,300
Zenith National Insurance Corp. .........    29,200        799,350
                                                      ------------
                                                        18,433,821
                                                      ------------
FINANCIAL SERVICES - 6.1%
E.W. Blanch Holdings, Inc. ..............    34,000        684,250
Comdisco, Inc. ..........................    26,732        848,741
Crawford & Company Cl. A.................    43,700        945,012
Crawford & Company Cl. B.................    21,050        481,519
Duff & Phelps Credit Rating Co. .........    10,866        262,142
Eaton Vance Corp. .......................    16,300        776,288
Arthur J. Gallagher & Co. ...............    38,800      1,202,800
Hilb, Rogal & Hamilton Company...........     2,000         26,500
Investors Financial Services
  Corporation............................    10,570        293,318
The John Nuveen Company Cl. A............    13,000        344,500

                                           Shares        Value
                                           ------        -----
New England Investment Companies,
  L.P. ..................................     6,300   $    152,775
Phoenix Duff & Phelps Corporation........    27,800        198,075
The Pioneer Group, Inc. .................    51,800      1,230,250
Poe & Brown, Inc. .......................     4,800        127,200
T. Rowe Price Associates, Inc. ..........     5,000        217,500
SEI Corporation..........................     6,200        137,950
Willis Corroon Group plc`DD'.............    89,300      1,026,950
                                                      ------------
                                                         8,955,770
                                                      ------------
HEALTH - 1.7%
Diagnostic Products Corporation..........     5,400        139,725
Haemonetics Corporation*.................    72,800      1,374,100
Life Technologies, Inc. .................    37,860        946,500
                                                      ------------
                                                         2,460,325
                                                      ------------
INDUSTRIAL PRODUCTS - 23.0%
Ag-Chem Equipment Co., Inc. *............    35,400        646,050
American Filtrona Corporation............    23,400        991,575
Ameron International Corporation.........     9,500        490,437
Ash Grove Cement Company.................    17,000        964,750
BHA Group, Inc. .........................    14,905        240,343
BW/IP, Inc. Cl. A........................    16,500        272,250
Blessings Corporation....................    42,000        391,125
W. H. Brady Co. Cl. A....................    36,500        898,812
Cascade Corp. ...........................    25,000        403,125
Central Steel & Wire Company.............        78         44,850
CLARCOR Inc. ............................    15,200        336,300
ConBraCo Industries, Inc. ...............     1,500        652,500
Core Industries Inc. ....................    10,800        178,200
Curtiss-Wright Corporation...............    22,800      1,148,550
Delta Woodside Industries, Inc. .........    47,388        302,099
DeVlieg-Bullard, Inc. *..................    38,000        105,688
Donaldson Company, Inc. .................    15,800        529,300
Eastern Co. .............................     3,000         39,375
Fansteel Inc. *..........................    47,800        298,750
Federal Signal Corporation...............     3,433         88,829
Giddings & Lewis, Inc. ..................     7,600         97,850
P. H. Glatfelter Company.................    46,200        831,600
Gorman-Rupp Company......................    19,087        260,060
Greif Bros. Corporation Cl. A............    20,400        576,300
C. H. Heist Corp. *......................    14,512        112,468
Holophane Corporation*...................     3,600         68,400
International Aluminum Corporation.......    23,800        606,900
Kaman Corporation Cl. A..................    16,800        218,400
Kaydon Corporation.......................    27,800      1,310,075
Kimball International, Inc. Cl. B........    36,700      1,518,462
Knape & Vogt Manufacturing Company.......    12,370        204,105

SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------
ROYCE VALUE FUND
--------------------------------------------------------------------------------

                                           Shares        Value
INDUSTRIAL PRODUCTS - (continued)
Lancer Corporation*......................     8,325   $    169,622
Lawter International, Inc. ..............    23,221        293,165
LeaRonal, Inc. ..........................    23,412        538,476
Lilly Industries, Inc. Cl. A.............    81,149      1,480,969
The Lincoln Electric Company Cl. A.......    22,500        680,625
Liqui-Box Corporation....................     7,900        256,750
Lydall, Inc.*............................     3,500         78,750
MacDermid, Incorporated..................    20,400        561,000
Mine Safety Appliances Company...........    14,200        756,150
Minuteman International, Inc. ...........    18,100        162,900
The Monarch Cement Company...............    14,405        212,474
The Monarch Cement Company Cl. B.........    14,405        212,474
The Monarch Machine Tool Company.........    10,000         82,500
Moore Products Co. *.....................    14,300        257,400
Paul Mueller Company.....................     5,200        195,000
Myers Industries, Inc. ..................    34,755        586,491
Nordson Corporation......................     9,900        631,125
Oil-Dri Corporation of America...........    12,366        185,490
The Oilgear Company......................    13,400        201,000
Oregon Steel Mills, Inc. ................    38,800        649,900
Oshkosh Truck Corporation Cl. B..........    58,500        621,562
Penn Engineering and Manufacturing
  Inc. ..................................    44,400        910,200
Pioneer Metals, Inc. *...................     1,000        215,000
Preformed Line Products Company..........    21,200        832,100
Puerto Rican Cement Company, Inc. .......     6,700        209,375
Regal-Beloit Corporation.................    12,600        247,275
Robroy Industries, Inc. Cl. A............    21,225        397,969
Sealed Air Corporation*..................     9,600        399,600
Simpson Manufacturing Co., Inc. *........    20,200        464,600
The Standard Register Company............    66,400      2,158,000
Steel of West Virginia, Inc. *...........    37,000        277,500
Tab Products Co. ........................    59,500        528,063
Tecumseh Products Company Cl. A..........    18,300      1,049,963
Tennant Company..........................     3,800        104,500
Todd Shipyards Corporation*..............    32,750        212,875
UNC, Inc. *..............................    36,500        438,000
Versa Technologies, Inc. ................    15,800        205,400
Watts Industries, Inc. Cl. A.............    17,800        424,975
Zero Corporation.........................    34,600        692,000
                                                      ------------
                                                        33,408,746
                                                      ------------
INDUSTRIAL SERVICES - 13.8%
ABM Industries Incorporated..............    53,100        982,350
Aceto Corporation........................    15,270        212,826

                                           Shares        Value
                                           ------        -----
Air Express International Corporation....    45,987   $  1,483,081
Angelica Corporation.....................     8,500        162,562
Arnold Industries, Inc. .................    83,948      1,332,674
Guy F. Atkinson Company of California*...    46,000        483,000
Banta Corporation........................    16,425        375,722
Bowne & Co., Inc. .......................    27,500        677,187
Camco International Inc. ................    13,500        622,687
Dames & Moore............................    32,800        479,700
Devcon International Corp. *.............    32,900        201,513
Ennis Business Forms, Inc. ..............    42,700        480,375
FCA International Ltd. *.................    54,300         85,185
Fisher Companies Inc. ...................       280         27,440
Frozen Food Express Industries, Inc. ....    62,846        565,614
G & K Services, Inc. Cl. A...............    13,250        500,188
Global Industries, Ltd. *................     4,400         81,950
Gulfmark International Inc. *............     4,100        237,800
The Harper Group.........................    57,337      1,361,754
Lawson Products, Inc. ...................    24,400        533,750
Lufkin Industries, Inc. .................    29,500        737,500
Merrill Corporation......................    30,900        710,700
New England Business Service, Inc. ......    70,000      1,505,000
Nichols Research Corporation*............     2,100         53,550
Offshore Logistics, Inc. *...............    15,600        302,250
Perini Corporation*......................    42,600        332,813
Pittston Brinks Group....................     6,000        162,000
Plenum Publishing Corporation............    20,800        728,000
Rykoff-Sexton, Inc. .....................    54,200        860,425
Standard Commercial Corporation*.........    42,400        858,600
Stone & Webster, Inc. ...................    25,000        787,500
TBC Corporation*.........................    67,500        506,250
Treadco, Inc. ...........................     7,500         78,750
The Turner Corporation*..................    32,800        336,200
The Union Corporation*...................    11,300        258,488
Vallen Corporation*......................    53,800        894,425
Werner Enterprises, Inc. ................     2,700         48,937
                                                      ------------
                                                        20,048,746
                                                      ------------
NATURAL RESOURCES - 5.1%
Alamco, Inc. *...........................    20,000        225,000
Alico, Inc. .............................    30,676        575,175
Avatar Holdings Inc.*....................    15,952        510,464
Belden & Blake Corporation*..............     5,000        127,500
CalMat Co. ..............................    71,100      1,333,125
Consolidated-Tomoka Land Co. ............    12,000        199,500
Cousins Properties Incorporated..........    11,300        317,812
Devon Energy Corporation.................    13,000        451,750
Equity Oil Company*......................    16,200         49,613

SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------
ROYCE VALUE FUND
--------------------------------------------------------------------------------

                                           Shares        Value
                                           ------        -----
NATURAL RESOURCES - (continued)
Florida Rock Industries, Inc. ...........    50,300   $  1,647,325
McFarland Energy, Inc.*..................    10,600        128,525
The Newhall Land and Farming Company.....    57,600        972,000
Penn Virginia Corporation................     9,950        465,162
Vornado Realty Trust.....................     5,250        275,625
Western Investment Real Estate Trust.....     7,200         93,600
                                                      ------------
                                                         7,372,176
                                                      ------------
RETAIL - 5.8%
J. Baker, Inc. ..........................     5,000         26,563
Blair Corporation........................    20,500        394,625
Charming Shoppes, Inc.*..................    57,200        289,575
Claire's Stores, Inc. ...................    11,500        149,500
Crown Books Corporation*.................     5,700         66,975
Dart Group Corporation Cl. A.............     4,900        455,700
Deb Shops Inc. ..........................    50,800        215,900
The Dress Barn, Inc.*....................    86,700      1,300,500
Family Dollar Stores, Inc. ..............    82,000      1,670,750
Mikasa, Inc.*............................    37,300        382,325
Pier 1 Imports, Inc. ....................    58,905      1,038,201
Sotheby's Holdings, Inc. Cl. A...........    66,200      1,232,975
Stanhome Inc. ...........................    47,500      1,258,750
                                                      ------------
                                                         8,482,339
                                                      ------------
TECHNOLOGY - 5.1%
American Power Conversion Corporation*...     5,900        160,775
Astrosystems, Inc.*......................    18,900         89,775
Bell Industries, Inc.*...................    12,064        257,868
CEM Corporation*.........................     7,700         61,600
Cohu, Inc. ..............................     2,100         48,825
DH Technology, Inc.*.....................     7,775        186,600
Dallas Semiconductor Corporation.........     5,500        126,500
Dionex Corporation*......................    12,800        448,000
Exar Corporation*........................    73,900      1,145,450
Hach Company.............................     5,156         97,964
MacNeal-Schwendler Corporation...........     3,200         25,200

                                           Shares        Value
                                           ------        -----
Marshall Industries*.....................    53,500   $  1,638,438
Milgray Electronics, Inc.*...............    15,600        230,100
Modern Controls, Inc. ...................     9,200         96,600
National Computer Systems, Inc. .........    47,200      1,203,600
Pioneer-Standard Electronics, Inc. ......    16,925        222,141
Richardson Electronics, Ltd. ............    18,200        150,150
Scitex Corporation Limited...............   102,100        969,950
Sunair Electronics, Inc.*................    12,600         26,775
Woodhead Industries, Inc. ...............    11,100        152,625
XATA Corporation*........................    10,000         71,250
                                                      ------------
                                                         7,410,186
                                                      ------------
UTILITIES - 0.4%
Southern Union Company*..................    17,889        393,558
Southwest Water Company..................     9,638        133,733
                                                      ------------
                                                           527,291
                                                      ------------
MISCELLANEOUS - 3.0%...............................      4,427,479
                                                      ------------
Total Common Stocks
  (Cost $96,269,252)...............................    135,297,118
                                                      ------------
PREFERRED STOCKS - 0.3%
Bird Corp. $1.85 Conv. ..................     4,100         64,575
Sterling Financial Corporation $1.8125
  Conv. Cum. ............................    12,500        384,375
                                                      ------------
Total Preferred Stocks
  (Cost $352,557)..................................        448,950
                                                      ------------
REPURCHASE AGREEMENT - 6.1%
State Street Bank and Trust Company, 4.90% dated
  12/31/96, due 1/02/97, maturity value $8,802,396
  (collateralized by U.S. Treasury Notes, 5.75% due
  12/31/98, valued at $8,980,165)
  (Cost $8,800,000)................................      8,800,000
                                                      ------------

TOTAL INVESTMENTS - 99.4%
  (COST $105,421,809)..............................    144,546,068

CASH AND OTHER ASSETS LESS LIABILITIES - 0.6%......
                                                           864,612
                                                      ------------

NET ASSETS - 100.0%................................   $145,410,680
                                                      ------------
                                                      ------------

 * Non-income producing.

 `DD' American Depository Receipt.

INCOME TAX INFORMATION - The cost of total investments for federal income tax purposes was $105,653,915. At December 31, 1996, net unrealized appreciation for all securities amounted to $38,892,153, consisting of aggregate gross unrealized appreciation of $44,156,718 and aggregate gross unrealized depreciation of $5,264,565. The Fund designates $23,920,738 as a capital gain dividend for the purpose of the dividend paid deduction.

SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ROYCE GIFTSHARES FUND
--------------------------------------------------------------------------------
COMMON STOCKS - 61.3%

                                             Shares       Value
                                             ------       -----
CONSUMER PRODUCTS - 6.5%
Aldila, Inc. *.............................   3,000     $   14,531
Justin Industries, Inc. ...................     900         10,350
Lifetime Hoan Corporation*.................   1,500         17,625
Mackie Designs, Inc. *.....................   1,500          9,750
Midwest Grain Products, Inc. *.............   1,000         17,000
                                                        ----------
                                                            69,256
                                                        ----------

CONSUMER SERVICES - 2.6%
Buffets, Inc. *............................   3,000         27,375
                                                        ----------

FINANCIAL INTERMEDIARIES - 6.7%
Leucadia National Corporation..............     500         13,375
Pennsylvania Manufacturers Corporation Cl.
  A........................................   1,300         20,475
Piper Jaffray Companies Inc. ..............   1,000         15,625
Zenith National Insurance Corp. ...........     800         21,900
                                                        ----------
                                                            71,375
                                                        ----------

FINANCIAL SERVICES - 6.7%
E.W. Blanch Holdings, Inc. ................   1,200         24,150
Arthur J. Gallagher & Co. .................     500         15,500
Phoenix Duff & Phelps Corporation..........   2,000         14,250
Willis Corroon Group plc`DD'...............   1,500         17,250
                                                        ----------
                                                            71,150
                                                        ----------

HEALTH - 1.8%
Haemonetics Corporation*...................   1,000         18,875
                                                        ----------
INDUSTRIAL PRODUCTS - 11.0%
Kaydon Corporation.........................     500         23,563
Lilly Industries, Inc. Cl. A...............     800         14,600
The Lincoln Electric Company Cl. A.........     400         12,100
Oregon Steel Mills, Inc. ..................   1,000         16,750
Penn Engineering and Manufacturing Inc. ...   1,000         20,500
Simpson Manufacturing Co., Inc. *..........     600         13,800
Unifi, Inc. ...............................     500         16,063
                                                        ----------
                                                           117,376
                                                        ----------
INDUSTRIAL SERVICES - 13.0%
Arnold Industries, Inc. ...................     700         11,113

                                             Shares       Value
                                             ------       -----
Bowne & Co., Inc. .........................     400     $    9,850
DIMON Incorporated.........................   1,200         27,750
Ennis Business Forms, Inc. ................   1,500         16,875
New England Business Service, Inc. ........   1,000         21,500
Rush Enterprises, Inc. *...................   1,500         18,000
Sevenson Environmental Services Inc. ......   1,800         32,850
                                                        ----------
                                                           137,938
                                                        ----------
RETAIL - 8.6%
Catherines Stores Corporation*.............   3,900         21,450
The Dress Barn, Inc. *.....................   1,000         15,000
Family Dollar Stores, Inc. ................     700         14,262
Sotheby's Holdings, Inc. Cl. A.............     600         11,175
Stanhome Inc. .............................     800         21,200
The Talbots, Inc. .........................     300          8,587
                                                        ----------
                                                            91,674
                                                        ----------
TECHNOLOGY - 4.4%
BGS Systems, Inc. .........................     800         21,900
Marshall Industries*.......................     600         18,375
Scitex Corporation Limited.................     700          6,650
                                                        ----------
                                                            46,925
                                                        ----------
Total Common Stocks
  (Cost $574,988)....................................      651,944
                                                        ----------
REPURCHASE AGREEMENT - 28.2%
State Street Bank and Trust Company, 4.90%, dated
  12/31/96, due 1/02/97, maturity value $300,082
  (collateralized by U.S. Treasury Notes, 6.00% due
  5/31/98, valued at $307,702) (Cost $300,000).......      300,000
                                                        ----------
TOTAL INVESTMENTS - 89.5% (COST $874,988)............
                                                           951,944
CASH AND OTHER ASSETS LESS LIABILITIES - 10.5%.......
                                                           111,645
                                                        ----------
NET ASSETS - 100.0%..................................   $1,063,589
                                                        ----------
                                                        ----------

* Non-income producing.

`DD' American Depository Receipt.

INCOME TAX INFORMATION - The cost for federal income tax purposes was $874,988. At December 31, 1996, net unrealized appreciation for all securities amounted to $76,956, consisting of aggregate gross unrealized appreciation of $87,769 and aggregate gross unrealized depreciation of $10,813.




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                            STATEMENT OF DIFFERENCES
           The dagger symbol shall be expressed as.............. 'D'
           The double dagger symbol shall be expressed as....... 'DD'